Shareholder Report, Average Annual Return (Details) 192137_AAM Brentview Dividend Growth ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM Brentview Dividend Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Brentview Dividend Growth ETF NAV
Average Annual Return, Percent	17.31%	17.46%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	21.67%